                                                               ------------------------------
                                                                         OMB APPROVAL
                                                               ------------------------------
                                                                   OMB Number: 3235-006
                                                                Expires: February 28, 1994
                                     UNITED STATES              Estimated average burden
                          SECURITIES AND EXCHANGE COMMISSION    hours per form..........24.60
                                                               ------------------------------
                                WASHINGTON, D.C. 20549
                                                                      -----------------------
                                                                           SEC USE ONLY
                                                                      -----------------------
                                       FORM 13F
                                                                      -----------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended September 30th, 2001.
                                                   --------------  ----


--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:[ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,  Louisville,    KY      40202
--------------------------------------------------------------------------------
Business Address             (Street)              (City)      (State)    (Zip)
Bosworth M. Todd    (502) 585-3121 Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



                                    ATTENTION
--------------------------------------------------------------------------------
   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                   VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 6th day of November, 2001.

                         TODD INVESTMENT ADVISORS,  INC.
                         -------------------------------------------------------
                              (Name of Institutional Investment Manager)


                                Bosworth M. Todd
                         -------------------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                          to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.
Name:                               13f file No.:    Name:       13f file No.:
----------------------------------  ---------------  ----------  ---------------
1.  Todd Investment Advisors, Inc.   28-834          6.
----------------------------------  ---------------  ----------  ---------------
2.                                                   7.
----------------------------------  ---------------  ----------  ---------------
3.                                                   8.
----------------------------------  ---------------  ----------  ---------------
4.                                                   9.
----------------------------------  ---------------  ----------  ---------------
5.                                                   10.
----------------------------------  ---------------  ----------  ---------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                            0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                     155
FORM 13F INFORMATION TABLE VALUE TOTAL:                                 1741460


LIST OF OTHER INCLUDED MANAGERS:
NO.                                         13F FILE NUMBER        NAME

 1 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                      002824100    32144    619940                                            19360              600580
-----------------------------------------------------------------------------------------------------------------------------------
AEGON N V                        007924103     1339     51312                                             9208               42104
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC         00846U101     5358    274051                                                0              274051
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO              025816109      512     17616                                            17476                 140
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODS CORP         026609107     1725     29616                                             2500               27116
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC          026874107    12067    154701                                             6700              148001
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC           035229103     9500    226850                                           208370               18480
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                038222105     8134    286010                                           120010              166000
-----------------------------------------------------------------------------------------------------------------------------------
APPLIX INC                       038316105       30     42300                                            42300                   0
-----------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE CMNTYS TR              039581103     4570    175105                                           160205               14900
-----------------------------------------------------------------------------------------------------------------------------------
AUDIOVOX CORP                    050757103      123     13450                                            13450                   0
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN         053015103    22440    477050                                             5400              471650
-----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                   054303102      569     12300                                             1500               10800
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP             060505104    66031   1130662                                           253402              877260
-----------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                    06423A103    13434    426892                                            14267              412625
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                  071813109      534      9700                                             1100                8600
-----------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                   079860102     1305     31410                                             1300               30110
-----------------------------------------------------------------------------------------------------------------------------------

Page 2 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                  093671105    58743   1523410                                           328710             1194700
-----------------------------------------------------------------------------------------------------------------------------------
                                             238558
-----------------------------------------------------------------------------------------------------------------------------------
BOEING CO                        097023105      552     16490                                            16400                  90
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                           055622104    33288    676989                                           253981              423008
-----------------------------------------------------------------------------------------------------------------------------------
BRADLEY PHARMACEUTICALS          104576103      113     15000                                            15000                   0
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO          110122108    10661    191889                                           161630               30259
-----------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B                115637209      423      6700                                             1000                5700
-----------------------------------------------------------------------------------------------------------------------------------
BUCA INC                         117769109      168     15000                                            15000                   0
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC               122014103      906     26469                                            26069                 400
-----------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC              14149Y108    10212    138100                                           127488               10612
-----------------------------------------------------------------------------------------------------------------------------------
CATAPULT COMMUNICATIONS          149016107      165     12000                                            12000                   0
-----------------------------------------------------------------------------------------------------------------------------------
CENTURYTEL INC                   156700106      325      9687                                              400                9287
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION              166751107      539      6365                                             1225                5140
-----------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP             172062101      379      9100                                                0                9100
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                    17275R102    10354    850104                                           270926              579178
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                    172967101    21116    521375                                            95149              426226
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                     191216100     9047    193103                                            20495              172608
-----------------------------------------------------------------------------------------------------------------------------------

Page 3 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO             194162103      315      5400                                                0                5400
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC          204912109    11216    435750                                                0              435750
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP           205363104    21986    662815                                           162340              500475
-----------------------------------------------------------------------------------------------------------------------------------
                                             131765
-----------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOMMUNICATIO         205826209      147     10000                                            10000                   0
-----------------------------------------------------------------------------------------------------------------------------------
CONOCO INC CL A                  208251306    25278   1021085                                           228435              792650
-----------------------------------------------------------------------------------------------------------------------------------
CONOCO INC CL B                  208251405     3633    143372                                           135434                7938
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                      208464107       73     10000                                                0               10000
-----------------------------------------------------------------------------------------------------------------------------------
CORVIS CORP                      221009103       23     15000                                            15000                   0
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL          247361108     7973    302800                                            34350              268450
-----------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                   254687106      583     31300                                            19500               11800
-----------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                  256669102      600     51285                                            49348                1937
-----------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW          25746U109     2549     42950                                            28750               14200
-----------------------------------------------------------------------------------------------------------------------------------
DOT HILL SYS CORP                25848T109       97     72000                                            60000               12000
-----------------------------------------------------------------------------------------------------------------------------------
DOVER CORP                       260003108      286      9500                                                0                9500
-----------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                      260543103    16255    496177                                           178300              317877
-----------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS &         263534109      690     18392                                            13900                4492
-----------------------------------------------------------------------------------------------------------------------------------

Page 4 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                 264399106    47524   1255598                                           278550              977048
-----------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP                 264411505     2575    108680                                            86530               22150
-----------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORP                      28224R101      256     15385                                            15000                 385
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                     28336L109    25690    618293                                           168671              449622
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS NEW          285661104      806     14000                                            14000                   0
-----------------------------------------------------------------------------------------------------------------------------------
                                             135038
-----------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                  291011104    28110    597317                                           149692              447625
-----------------------------------------------------------------------------------------------------------------------------------
EMULEX CORP                      292475209      143     15000                                            15000                   0
-----------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                     29265N108      209      9300                                             9300                   0
-----------------------------------------------------------------------------------------------------------------------------------
ENESCO GROUP INC                 292973104       47     11300                                            11300                   0
-----------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP                   292845104     7745    335300                                            58800              276500
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES         294741103     6814    212941                                           185263               27678
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL PPTYS         29476L107     3061     52415                                            45715                6700
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                 30231G102    40674   1032334                                            29722             1002612
-----------------------------------------------------------------------------------------------------------------------------------
F  TEE COMM ELECTRS INC          87900H100        0     10000                                                0               10000
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP         313400301      533      8200                                             2500                5700
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN            313586109    35606    444740                                           121990              322750

Page 5 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR           313747206     3630    165000                                                0              165000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY          32054K103     3794    126460                                           109360               17100
-----------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP            339030108     7265    197700                                           181200               16500
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD             Y2573F102     3613    218443                                           198305               20138
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                  345370860    10984    633094                                           201788              431306
-----------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                      364730101    12683    211000                                                0              211000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                  369604103    47550   1278232                                           295908              982324
-----------------------------------------------------------------------------------------------------------------------------------
                                             212461
-----------------------------------------------------------------------------------------------------------------------------------
HAUPPAUGE DIGITAL INC            419131107       18     17150                                            17150                   0
-----------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                     423074103    12021    285200                                                0              285200
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO               428236103     7371    459240                                            17400              441840
-----------------------------------------------------------------------------------------------------------------------------------
HI-TECH PHARMACAL INC            42840B101      125     15000                                            15000                   0
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                   437076102    27061    705275                                           137205              568070
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC               438516106      630     23870                                            20700                3170
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC               441815107    21652    384045                                           123095              260950
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                       458140100    25624   1253607                                           249965             1003642
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M         459200101     1315     14334                                             6100                8234
-----------------------------------------------------------------------------------------------------------------------------------

Page 6 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                    460146103     5540    159014                                             4014              155000
-----------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO            46625H100    23226    680125                                           153011              527114
-----------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP             475070108      373      8379                                              450                7929
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                478160104    23069    416414                                            31650              384764
-----------------------------------------------------------------------------------------------------------------------------------
KEITH COMPANIES INC              487539108      201     22000                                            22000                   0
-----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                  492386107    22720    437688                                           114288              323400
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                      493267108      217      9000                                                0                9000
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                     49337W100    18195    547390                                           126390              421000
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP              494368103    69764   1125228                                           271297              853931
-----------------------------------------------------------------------------------------------------------------------------------
                                             259122
-----------------------------------------------------------------------------------------------------------------------------------
KNIGHT TRADING GROUP INC         499063105       85     11000                                            11000                   0
-----------------------------------------------------------------------------------------------------------------------------------
LASERSIGHT INC                   517924106       44     38400                                            38400                   0
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL CL A                529771107     1194     26715                                            23620                3095
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                   532457108      831     10300                                             6750                3550
-----------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN CORP             539830109    14373    328525                                           130300              198225
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC          549463107      102     17724                                             1034               16690
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP              554489104     2824     91095                                            88145                2950
-----------------------------------------------------------------------------------------------------------------------------------

Page 7 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC         571748102      406      4200                                              200                4000
-----------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP               577914104      100     11000                                            11000                   0
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                         55262C100     1948     38961                                            26999               11962
-----------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                        55262L100    43460   1434788                                           348610             1086178
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                   580135101    18085    666345                                           157935              508410
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                    58155Q103     5935    157050                                           140050               17000
-----------------------------------------------------------------------------------------------------------------------------------
MECHANICAL TECHNOLOGY IN         583538103      131     37300                                            37300                   0
-----------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                 58551A108      628     19426                                             1000               18426
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                   589331107    38122    572406                                           158111              414295
-----------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS               552848103    11041    168970                                           154070               14900
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                   594918104    66036   1290519                                           347039              943480
-----------------------------------------------------------------------------------------------------------------------------------
                                             205345
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MNG & MFG CO           604059105     1148     11662                                             7200                4462
-----------------------------------------------------------------------------------------------------------------------------------
MRV COMMUNICATIONS INC           553477100      159     53100                                            53100                   0
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP               635405103     2063     68898                                             3700               65198
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP            655844108      187     11583                                                0               11583
-----------------------------------------------------------------------------------------------------------------------------------
NORTH AMERN SCIENTIFIC I         65715D100      123     11400                                            11400                   0
-----------------------------------------------------------------------------------------------------------------------------------

Page 8 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
OMI CORP NEW                     Y6476W104       76     18000                                            18000                   0
-----------------------------------------------------------------------------------------------------------------------------------
ORCHID BIOSCIENCES INC           68571P100      132     60400                                            60400                   0
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                      713448108      621     12800                                            10500                2300
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                       717081103    27815    693630                                            51100              642530
-----------------------------------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO                 718507106    34030    630880                                           142500              488380
-----------------------------------------------------------------------------------------------------------------------------------
PLUM CREEK TIMBER CO INC         729251108      363     13600                                             5600                8000
-----------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC          693475105     6150    107429                                            95150               12279
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO              742718109     1205     16548                                             2400               14148
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP              74406A102      377     18716                                             4000               14716
-----------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA CO                751277302      620     18900                                             2300               16600
-----------------------------------------------------------------------------------------------------------------------------------
RAMTRON INTL CORP                751907304       36     22350                                            22350                   0
-----------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                      755111507     9207    264945                                             6145              258800
-----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                758940100    12616    437150                                              150              437000
-----------------------------------------------------------------------------------------------------------------------------------
                                              96928
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO              780257804     7591    151064                                            15500              135564
-----------------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC                  785060104      529     16529                                                0               16529
-----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                      786514208    19669    495180                                           157205              337975
-----------------------------------------------------------------------------------------------------------------------------------

Page 9 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    803111103      802     37670                                             5500               32170
-----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC           78387G103    62611   1328761                                           271441             1057320
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP             806605101      961     25900                                             4000               21900
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                 806857108     6592    144240                                            38890              105350
-----------------------------------------------------------------------------------------------------------------------------------
SEITEL INC                       816074306      161     16000                                            16000                   0
-----------------------------------------------------------------------------------------------------------------------------------
SFBC INTL INC                    784121105      229     15000                                            15000                   0
-----------------------------------------------------------------------------------------------------------------------------------
SILICON STORAGE TECHNOLO         827057100       82     17800                                            17800                   0
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW         828806109     2640     98107                                            85890               12217
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                      842587107      297     12400                                             1600               10800
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                      852061100     7864    327514                                            85804              241710
-----------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                   857477103      455     10000                                                0               10000
-----------------------------------------------------------------------------------------------------------------------------------
STRATOS LIGHTWAVE INC            863100103       86     25000                                            25000                   0
-----------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC             867363103    21717    929250                                           296690              632560
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                      87612E106    65895   2075422                                           414222             1661200
-----------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC                  872375100    17095    630810                                           200535              430275
-----------------------------------------------------------------------------------------------------------------------------------
                                             215276
-----------------------------------------------------------------------------------------------------------------------------------
TEXACO INC                       881694103    23158    356274                                           100424              255850
-----------------------------------------------------------------------------------------------------------------------------------

Page 10 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
TROY GROUP INC                   89733N106       75     19180                                            19180                   0
-----------------------------------------------------------------------------------------------------------------------------------
TUMBLEWEED COMMUNICATION         899690101       35     11000                                            11000                   0
-----------------------------------------------------------------------------------------------------------------------------------
TUPPERWARE CORP                  899896104      279     14000                                             1000               13000
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TYCO INTL LTD NEW                902124106      268      5900                                             3800                2100
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UNION PAC CORP                   907818108     8082    172330                                            44230              128100
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UNIT CORP                        909218109       91     10300                                            10300                   0
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UNITED TECHNOLOGIES CORP         913017109    39322    845635                                           208695              636940
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC           91324P102      313      4700                                             4700                   0
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UNOCAL CORP                      915289102    16325    502295                                           116145              386150
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US BANCORP DEL                   902973304      735     33118                                            18000               15118
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USX MARATHON GROUP               902905827      409     15300                                            15300                   0
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VERIZON COMMUNICATIONS           92343V104    72092   1332315                                           275829             1056486
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WACHOVIA CORP 2ND NEW            929903102    30669    989310                                           188690              800620
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WAL MART STORES INC              931142103     1565     31615                                            13795               17820
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WALGREEN CO                      931422109      606     17600                                             1600               16000
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WASHINGTON MUT INC               939322103      731     19000                                            19000                   0
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK         94973H108    40361    369780                                            86330              283450
-----------------------------------------------------------------------------------------------------------------------------------

Page 11 of 11

                                                              FORM 13F                                       (SEC USE ONLY)

                                         Name of Reporting Manager  Todd Investment Advisors
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Item 6:                                   Item 8:
                                                                  Investment Discretion                  Voting Authority (Shares)
                         Item 2:            Item 4:   Item 5:   --------------------------             ----------------------------
           Item 1:       Title    Item 3:    Fair    Shares of                              Item 7:
       Name of Issuer     of      CUSIP     Market   Principal   (a)  (b) Shared-    (c)    Managers
                         Class    Number     Value    Amount    Sole  As Defined   Shared-  See Inst.  (a) Sole (b) Shared (c) None
                                                                      in Inst. V   Other      V
-----------------------------------------------------------------------------------------------------------------------------------
                                             235116
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XCEL ENERGY INC                  98389B100    11789    418804                                            59404              359400
-----------------------------------------------------------------------------------------------------------------------------------
XETA TECHNOLOGIES INC            983909102       62     14400                                            14400                   0
-----------------------------------------------------------------------------------------------------------------------------------
                                              11851
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                                            1741460
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